STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Preferred stock (Details) - $ / shares	Feb. 28, 2026	Feb. 24, 2026	Nov. 30, 2025	Jul. 31, 2025	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Preferred stock, shares authorized	3,500,000		50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0		0	0	0
Preferred stock, shares outstanding	0		0		0	0	0
Temporary Equity, Shares Issued			15,951,675	15,951,675
Eagle Energy
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Preferred stock, shares authorized		50,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001
Series A cumulative preferred stock, redeemable
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Temporary Equity, Shares Issued	29,700		0